FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
(6)	FAIR VALUE MEASUREMENT

The other equity investments without readily determinable fair value are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company will classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.

To estimate the fair value of investment in Applysquare as of December 31, 2020, the Group used Discounted Cash Flow Model (“DCF Model”), which is based on the fair value of the entire invested capital of Applysquare using an income approach. The significant inputs for the valuation model were future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses. The Group recorded an impairment loss of RMB 1,576,391 for the year ended December 31, 2020 to reduce the investment book value to zero.

To estimate the fair value of investment in Futou Technology as of December 31, 2020, the Group used DCF Model, which is based on the fair value of the entire invested capital of Futou Technology using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses. The Group recorded an impairment loss of RMB 150,000 for the year ended December 31, 2020 to reduce the investment book value to zero.

To estimate the fair value of investment in Xiaozhi as of September 30, 2021, the Group used DCF Model, which is based on the fair value of the entire invested capital of Xiaozhi using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses. The Group recorded impairment loss of RMB 6,000,000 for the year ended December 31, 2021 to reduce the investment book value to zero.

To estimate the fair value of investment in Quanouyimeng as of July 1, 2022, the Group used DCF Model, which is based on the fair value of the entire invested capital of Quanouyimeng using an income approach. The significant inputs for the valuation model include, but not limited to, future cash flows, discount rate, and the comparable selection set of companies operating in similar businesses. The Group recorded a gain on disposal of equity interests in Quanouyimeng amounting to RMB 682,996 for the year ended December 31, 2022.

The Group’s other financial instruments consist of cash and cash equivalents, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, loan receivable, net, accrued expenses and other payables and short-term loans, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.

The Group did not have any non-financial assets and liabilities that are measured at fair value on a non-recurring basis as of December 31, 2022 and 2023, respectively.